Revenues (Contract Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change In Contract With Customer, Liability [Roll Forward]
Beginning of year	$ 191	$ 95
Revenue recognized included in the beginning balance	(18)	(15)
Increase due to consideration received, net of revenue recognized	354	111
End of year	527	191
Current portion - end of year	$ 7	$ 5